Other Intangible Assets (Schedule of Estimated Amortization Expenses) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2013	€ 5,696
2014	4,046
2015	2,499
2015	1,182
2016	492
Total	€ 13,915